CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 46,391	$ 65,651	$ 222,098
Accounts receivable	109,224	105,794	133,340
Inventory, net	1,527,575	1,819,128	1,957,966
Offering costs	135,202	0
Prepaid acquisition costs	0	53,015
Right of use asset, net	86,279	0
Total current assets	1,904,671	2,043,587	2,313,404
Fixed assets	3,855	5,501	1,035
Patents/Trademarks	521,881	521,881	521,881
Deposit	16,890	16,890	0
Goodwill	193,260	193,260	193,260
Total other assets	735,885	737,531	716,175
TOTAL ASSETS	2,640,556	2,781,118	3,029,579
Prepaid acquisition costs		53,015	0
LIABILITIES
Accounts payable	68,537	91,316	37,267
Accrued liabilities	188,770	94,554	59,264
Lease liabilities - current	62,989	0
Lease liabilities - long-term	26,187	0
Notes payable	401,630	275,370	0
Notes payable - related party	83,366	866	170,866
Convertible debt, net of discount	595,638	317,284	171,750
Accrued interest payable	52,876	21,387	13,050
Accrued interest payable - related party	380	0	14,118
Derivative liabilities	135,698	102,011	92,527
Total current and total liabilities	1,616,071	902,788	558,841
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 75,000,000 shares authorized, none and none shares issued and outstanding, respectively	0	0	0
Common Stock, Value	354,492	345,172	338,384
Additional paid-in capital	18,691,050	17,459,899	17,075,974
Accumulated deficit	(18,021,058)	(15,926,742)	(14,943,620)
Total stockholders' equity	1,024,485	1,878,330	2,470,738
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,640,556	$ 2,781,118	$ 3,029,579